Acquisitions and Dispositions - Purchase Price Allocation of Identifiable Intangible Assets (Detail) - USD ($) $ in Thousands	Jan. 20, 2017	Oct. 31, 2016
Republic [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 89,200
Republic [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 80,800
Weighted - Average Life	12 years
Republic [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 8,400
Weighted - Average Life	13 years
ITC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 130,900
ITC [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 119,000
Weighted - Average Life		15 years
ITC [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 7,100
Weighted - Average Life		15 years
ITC [Member] | Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 4,800
Weighted - Average Life		5 years